INVESTMENTS IN REAL ESTATE (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013
Real Estate Properties [Line Items]
Rental Income	$ 1,219,419	$ 740,778	$ 3,602,192	$ 1,716,758	$ 2,599,542		$ 342,243
Rental Expenses					1,115,842		136,679
Depreciation, Depletion and Amortization, Nonproduction	295,344	240,650	848,587	430,325	613,572	[1]	96,812
Net Income (Loss) Attributable to Parent, Total	$ (315,554)	$ (397,902)	(1,497,658)	$ (966,255)	(1,329,429)	[1]	$ (1,372,697)
Real Estate Investment [Member]
Real Estate Properties [Line Items]
Rental Income			480,229
Rental Expenses			208,839
Depreciation, Depletion and Amortization, Nonproduction			79,705
Net Income (Loss) Attributable to Parent, Total			$ 191,685
2014 Acquisitions
Real Estate Properties [Line Items]
Rental Income					830,148
Rental Expenses					325,736
Depreciation, Depletion and Amortization, Nonproduction					178,521
Net Income (Loss) Attributable to Parent, Total					$ 325,891

[1]	Reflects our historical consolidated statement of operations for the year ended December 31, 2014 included elsewhere in this prospectus.